Financial Risk Management	12 Months Ended
Mar. 31, 2020
Financial Risk Management [Abstract]
Financial Risk Management
6)	FINANCIAL RISK MANAGEMENT

Overview

In the normal course of its business, the Group is exposed to liquidity, credit and market risk (interest rate and foreign currency risk), arising from financial instruments

Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to manage liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risk to the Group’s reputation.

To ensure smooth operations, the Group has invested surplus funds in term deposits with banks and has taken bank guarantees, bank overdraft facility, and other facilities against them.

Management expect that the outbreak of the COVID-19 pandemic will have material and adverse impacts on the Group’s cash flow for the first half of 2020 with potential continuing impacts on subsequent periods. However, based on the liquidity assessment, management believe that the Group has sufficient cash to meet anticipated cash needs, including cash needs for working capital for the foreseeable future.

Credit Risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligation. The Group’s exposure to credit risk is limited, as its customer base consists of a large number of customers and the majority of its collections from customers are made on an upfront basis at the time of consummation of the transaction. There is limited credit risk on sales made to corporate customers, incentives due from the airlines and its Global Distribution System (GDS) providers. The Group has not experienced any significant default in recovery from such customers. Trade receivables have been valued after making provision for allowances based on factors like ageing, historical pattern of credit loss, likelihood of increased credit risk considering impact of the COVID–19 pandemic, expected realizability and nature of customers. Additionally, the Group places its cash and cash equivalents (except cash in hand) and term deposits with banks with high investment grade ratings, limits the amount of credit exposure with any one bank and conducts ongoing evaluation of the credit worthiness of the banks with which it does business. Given the high credit ratings of these financial institutions, the Group does not expect these financial institutions to fail in meeting their obligations. The maximum exposure to credit risk is represented by the carrying amount of each financial asset.

Market Risk

Market risk is the risk that changes in market prices such as foreign exchange rate and interest rate will affect the Group’s income or the value of its holdings of financial instruments.

Foreign Currency Risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currencies in which sales and purchase of services and borrowings are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily Indian Rupees (INR) and USD.  The currencies in which these transactions are primarily denominated are INR and USD.

The Group currently does not have hedging or similar arrangements with any counter-party to cover its foreign currency exposure fluctuations in foreign exchange rates.

Interest Rate Risk

A majority of the financing of the Group has come from a mix of ordinary or convertible and redeemable preference shares with nominal dividends, proceeds from public offerings, proceeds from the issuance of convertible notes and overdraft facility with banks. The interest rates on the overdraft facility availed by the subsidiaries of the parent company are marginally higher than the interest rates on term deposits with the banks. Further, the interest rate on convertible notes was fixed. Accordingly, there is limited interest rate risk. The Group’s investments in majority of term deposits with banks are for short duration, and therefore do not expose the group to significant interest rate risk.